Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible assets
Breakdown of intangible assets

	December 31,
	2018	2017
	(€ in thousands)
Software	787	573
Licenses	109	136
Prepayments made on intangible assets	524	402
Total	1,420	1,111